Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$-	-	$-	-	$-
Class A-4 Notes		$106,908,109.71	0.5721601	$98,709,662.92	0.5282829	$8,198,446.79
Total Securities		$106,908,109.71	0.1112641	$98,709,662.92	0.1027316	$8,198,446.79

Weighted Avg. Coupon (WAC)		5.48%		5.49%
Weighted Avg. Remaining Maturity (WARM)		20.02		19.25
Pool Receivables Balance		$124,749,969.86		$114,640,543.28
Remaining Number of Receivables		23,487		22,580

Adjusted Pool Balance		$123,093,515.94		$113,156,004.68

III. COLLECTIONS

Principal:
Principal Collections	$9,800,032.94
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$240,284.26
Total Principal Collections	$10,040,317.20

Interest:
Interest Collections	$559,993.58
Late Fees & Other Charges	$28,716.88
Interest on Repurchase Principal	$-
Total Interest Collections	$588,710.46

Collection Account Interest	$147.47
Reserve Account Interest	$85.82
Servicer Advances	$-

Total Collections	$10,629,260.95

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$10,629,260.95
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$10,629,260.95

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$103,958.31	$-	$103,958.31	$103,958.31
Collection Account Interest					$147.47
Late Fees & Other Charges					$28,716.88
Total due to Servicer					$132,822.66

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$218,270.72		$218,270.72

Total interest:		$218,270.72		$218,270.72	$218,270.72

Available Funds Remaining:					$10,278,167.57

3. Principal Distribution Amount:					$8,198,446.79

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,198,446.79
Class A Notes Total:		8,198,446.79		$8,198,446.79
Total Noteholders Principal				$8,198,446.79

4. Available Amounts Remaining to reserve account					2,079,720.78

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,079,720.78

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,656,453.92
Beginning Period Amount	$1,656,453.92
Current Period Amortization	$171,915.32
Ending Period Required Amount	$1,484,538.60
Ending Period Amount	$1,484,538.60
Next Distribution Date Required Amount	$1,324,557.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$16,185,406.23	$14,446,341.76	$14,446,341.76
Overcollateralization as a % of Adjusted Pool		13.15%	12.77%	12.77%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	46
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.17%	22,166	97.34%	$111,590,361.96
30 - 60 Days	1.38%	312	2.04%	$2,334,676.43
61 - 90 Days	0.36%	81	0.52%	$601,387.98
91 + Days	0.09%	21	0.10%	$114,116.91
		22,580		$114,640,543.28
Total
Delinquent Receivables 61 + days past due	0.45%	102	0.62%	$715,504.89
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.58%	136	0.82%	$1,018,338.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.62%	150	0.87%	$1,172,296.52
Three-Month Average Delinquency Ratio	0.55%		0.77%

Repossession in Current Period		17		$169,905.51
Repossession Inventory		33		$121,451.51

Charge-Offs
Gross Principal of Charge-Off for Current Period				$309,393.64
Recoveries				$(240,284.26)
Net Charge-offs for Current Period				$69,109.38

Beginning Pool Balance for Current Period				$124,749,969.86

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.82%
Net Loss Ratio for 2nd Preceding Collection Period				-0.46%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$11,235,849.93
Cumulative Net Losses as a % of Initial Pool Balance				1.02%

Principal Balance of Extensions				$482,108.47
Number of Extensions				59

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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